Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Debt
As of December 31, 2014 and 2013, the Company’s debt consisted of the following:

	Balance as of December 31, 2014	Balance as of December 31, 2013	Contractual Interest Rate (1)		Payment Type	Loan Maturity
Plainfield Mortgage Loan	$19,638	$19,958	6.65%		Principal and Interest	November 2017
Emporia Partners Mortgage Loan	4,108	4,442	5.88%		Principal and Interest	September 2023
LTI Mortgage Loan	32,128	32,822	5.80%		Principal and Interest	March 2016
LTI Mortgage Loan Premium	102	186	—		—	—
TransDigm Mortgage Loan	6,576	6,712	5.98%		Principal and Interest	June 2016
TransDigm Mortgage Loan Premium	75	128	—		—	—
Ace Hardware Mortgage Loan	23,648	—	5.588%		Principal and Interest	October 2024
Ace Hardware Mortgage Loan Premium	1,681	—	—		—	—
Midland Mortgage Loan	105,600	105,600	3.94%		Interest Only through March 2017/Principal and Interest thereafter	April 2023
AIG Loan	110,640	—	4.96%		Interest Only through January 2017/Principal and Interest thereafter	February 2029
TW Telecom Loan	21,500	—	2.61%	(2)	Interest Only through July 2015/Principal and Interest thereafter	August 2019
Mortgage Loan Total	325,696	169,848
KeyBank Credit Facility	—	44,500	2.16%	(3)	Interest Only	June 2018 (3)
KeyBank Term Loan	—	282,000	2.16%	(3)	Interest Only	November 2018 (3)
Unsecured Term Loan	300,000	—	1.62%	(4)	Interest Only
Total	$625,696	$496,348

(1)	The weighted average interest rate as of December 31, 2014 was approximately 3.3% for the Company's fixed-rate and variable-rate debt combined and 5.0% for the Company's fixed-rate debt only.

(2)	As discussed below, the interest rate is a one-month LIBO Rate + 2.45%. As of December 31, 2014, the LIBO Rate was 0.16% (effective as of December 1, 2014).

(3)	As discussed below, the interest rate was a one-month LIBO Rate + 2.00%. The KeyBank Credit Facility and Term Loan were both terminated on May 8, 2014, at which time the LIBO rate was 0.16%.

(4)	As discussed below, the interest rate is a one-month LIBO Rate + 1.45%. As of December 31, 2014, the LIBO Rate was 0.17% (effective as of December 10, 2014).

Summary of future principal repayments of all loans
The following summarizes the future principal repayments of all loans as of December 31, 2014 per the loan terms discussed above:

	December 31, 2014
2015	$1,932
2016	39,745	(1)
2017	23,198	(2)
2018	5,347
2019	323,672	(3)
Thereafter	229,944	(4)
Total principal	623,838
Unamortized debt premium	1,858
Total	$625,696

(1)
Amount includes payment of the balances of the LTI and TransDigm property mortgage loans which mature in 2016. Principal repayments on both mortgage loans do not include the unamortized valuation premium of $0.2 million.

(2)	Amount includes payment of the balance of the Plainfield property mortgage loan which matures in 2017.

(3)	Amount includes payment of the balance of the TW Telecom Loan and the Unsecured Term Loan, both of which mature in 2019.

(4)	Amount includes payment of the balances of:
•the Midland Mortgage Loan and Emporia Partners Mortgage Loan, both of which mature in 2023,
•the Ace Hardware Mortgage Loan, which matures in 2024, and
•the AIG Loan, which matures in 2029.